Common Stock (Stock Redemption) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended		44 Months Ended
	Jan. 22, 2013	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015		Sep. 30, 2016	Sep. 30, 2015
Equity, Class of Treasury Stock [Line Items]
Number of Shares (in shares)	0			7,854	8,082	1,769,738	295,825	2,073,645	[1]	2,081,499
Weighted Average Price per Share (in dollars per share)	$ 0.00			$ 24.17	$ 24.98	$ 24.13	$ 23.99	$ 24.12	[1]	$ 24.12
Common stock, outstanding (in shares)			64,961,256	65,805,432		64,961,256	65,257,954	64,961,256		65,805,432	66,456,430
Percent of weighted average shares approved			1.00%
Number of remaining shares authorized for repurchase (in shares)			4,063,415			4,063,415		4,063,415
Accounts payable and accrued expenses			$ 24,964	$ 15,581		$ 24,964	$ 12,799	$ 24,964		$ 15,581
Unfunded [Member]
Equity, Class of Treasury Stock [Line Items]
Number of remaining shares authorized for repurchase (in shares)			2,298,905			2,298,905		2,298,905
Accounts payable and accrued expenses			$ 16,100			$ 16,100		$ 16,100
Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Weighted Average Price per Share (in dollars per share)		$ 24.17
Number of remaining shares authorized for repurchase (in shares)		664,564

[1]	As permitted under the Second SRP, in January 2016, the Company's board of directors authorized, with respect to repurchase requests received during the quarter ended December 31, 2015 (exclusive of any shares requested for repurchase on the Special Share Repurchase Date), the repurchase of shares validly submitted equal to 1.00% of the product of (i) $24.17, the Company's most recently published Estimated Per-Share NAV, and (ii) 66,456,430, the number of shares outstanding as of September 30, 2015, representing less than all the shares validly submitted for repurchase during the quarter ended December 31, 2015 (exclusive of any shares requested for redemption on the Special Share Repurchase Date). Accordingly, 664,564 shares at a weighted average repurchase price of $24.17 per share (including all shares submitted for death and disability) were approved for repurchase and completed in February 2016. This $16.1 million liability is included in accounts payable and accrued expenses on the consolidated balance sheet as of December 31, 2015. A total of 4,063,415 shares were requested for repurchase during the year ended December 31, 2015, of which 2,298,905 share requests were not approved for repurchase and thus not fulfilled.